Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Common Stocks - 98.7%
Aerospace & Defense - 3.6%
Curtiss-Wright Corp.	209	$66,309
General Dynamics Corp.	3,903	1,063,880
General Electric Co.	4,172	835,026
HEICO Corp., Class A	2,743	578,691
Karman Holdings, Inc. *	2,865	95,748
Lockheed Martin Corp.	3,758	1,678,736
Northrop Grumman Corp.	4,022	2,059,304
RTX Corp.	11,138	1,475,340
		7,853,034
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	2,770	333,093
FedEx Corp.	4,381	1,068,000
United Parcel Service, Inc., Class B	6,559	721,424
		2,122,517
Automobile Components - 0.3%
BorgWarner, Inc.	24,672	706,853
Automobiles - 0.3%
General Motors Co.	14,803	696,185
Banks - 7.6%
Bank of America Corp.	95,028	3,965,518
Citigroup, Inc.	28,807	2,045,009
Citizens Financial Group, Inc.	23,265	953,167
FNB Corp.	28,413	382,155
JPMorgan Chase & Co.	23,865	5,854,084
PNC Financial Services Group, Inc. (The)	14,769	2,595,947
Wells Fargo & Co.	14,402	1,033,920
		16,829,800
Beverages - 1.0%
Coca-Cola Co. (The)	17,495	1,252,992
Constellation Brands, Inc., Class A	3,150	578,088
Molson Coors Beverage Co., Class B	4,963	302,098
Monster Beverage Corp. *	702	41,081
PepsiCo, Inc.	845	126,699
		2,300,958
Biotechnology - 3.4%
AbbVie, Inc.	9,706	2,033,601
Amgen, Inc.	1,203	374,795
Biogen, Inc. *	7,510	1,027,668
Blueprint Medicines Corp. *	304	26,907
Exelixis, Inc. *	2,121	78,307
Gilead Sciences, Inc.	14,016	1,570,493
Incyte Corp. *	4,445	269,145
Metsera, Inc. *	1,775	48,316
Moderna, Inc. *	2,106	59,705
Natera, Inc. *	1,653	233,751
Neurocrine Biosciences, Inc. *	3,774	417,404
Regeneron Pharmaceuticals, Inc.	1,415	897,436
Ultragenyx Pharmaceutical, Inc. *	5,158	186,771

	Shares/ Principal	Fair Value

Biotechnology (continued)
United Therapeutics Corp. *	1,193	$367,766
		7,592,065
Broadline Retail - 0.3%
Amazon.com, Inc. *	2,251	428,275
Etsy, Inc. *	6,409	302,377
		730,652
Building Products - 0.8%
Allegion PLC	1,815	236,785
Armstrong World Industries, Inc.	281	39,587
Carrier Global Corp.	1,032	65,429
Johnson Controls International PLC	1,623	130,018
Owens Corning	2,330	332,771
Trane Technologies PLC	3,087	1,040,072
		1,844,662
Capital Markets - 6.2%
Cboe Global Markets, Inc.	1,260	285,125
Charles Schwab Corp. (The)	21,779	1,704,860
CME Group, Inc.	5,039	1,336,796
Evercore, Inc., Class A	302	60,315
Goldman Sachs Group, Inc. (The)	1,265	691,057
Houlihan Lokey, Inc., Class A	784	126,616
Interactive Brokers Group, Inc., Class A	1,160	192,084
Intercontinental Exchange, Inc.	10,429	1,799,002
Invesco Ltd.	44,821	679,935
Janus Henderson Group PLC	6,838	247,194
Moody's Corp.	2,649	1,233,613
Morgan Stanley	18,753	2,187,913
Morningstar, Inc.	178	53,377
MSCI, Inc.	611	345,520
Nasdaq, Inc.	9,467	718,167
PJT Partners, Inc., Class A	250	34,470
S&P Global, Inc.	3,689	1,874,381
Stifel Financial Corp.	393	37,044
Tradeweb Markets, Inc., Class A	443	65,768
XP, Inc., Class A	3,228	44,385
		13,717,622
Chemicals - 1.6%
Dow, Inc.	5,800	202,536
DuPont de Nemours, Inc.	7,920	591,466
Ecolab, Inc.	1,656	419,829
FMC Corp.	2,110	89,021
Huntsman Corp.	33,889	535,107
Lyondellbasell Industries NV, Class A	19,383	1,364,563
Mosaic Co. (The)	13,721	370,604
Olin Corp.	2,806	68,018
		3,641,144
Commercial Services & Supplies - 0.6%
Cintas Corp.	5,922	1,217,148
Veralto Corp.	544	53,013
		1,270,161

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Communications Equipment - 1.4%
Cisco Systems, Inc.	24,642	$1,520,658
Juniper Networks, Inc.	2,909	105,277
Motorola Solutions, Inc.	3,120	1,365,967
		2,991,902
Construction & Engineering - 0.6%
Aecom	1,604	148,739
Comfort Systems USA, Inc.	1,089	351,018
EMCOR Group, Inc.	719	265,764
MasTec, Inc. *	4,182	488,081
		1,253,602
Consumer Finance - 0.9%
American Express Co.	4,655	1,252,428
Capital One Financial Corp.	335	60,066
Discover Financial Services	2,192	374,174
OneMain Holdings, Inc.	5,051	246,893
		1,933,561
Consumer Staples Distribution & Retail - 3.2%
Costco Wholesale Corp.	1,443	1,364,760
Kroger Co. (The)	3,856	261,013
Target Corp.	6,502	678,549
Walmart, Inc.	54,682	4,800,533
		7,104,855
Containers & Packaging - 0.9%
Crown Holdings, Inc.	6,465	577,066
Packaging Corp. of America	7,515	1,488,120
		2,065,186
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	2,323	295,114
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	45,519	1,287,277
Frontier Communications Parent, Inc. *	4,581	164,275
Liberty Global Ltd., Class A *	4,001	46,051
Verizon Communications, Inc.	38,291	1,736,880
		3,234,483
Electric Utilities - 2.8%
Constellation Energy Corp.	643	129,648
Duke Energy Corp.	3,830	467,145
Edison International	4,552	268,204
Entergy Corp.	17,722	1,515,054
Exelon Corp.	12,929	595,768
IDACORP, Inc.	2,077	241,389
NextEra Energy, Inc.	8,403	595,689
OGE Energy Corp.	25,374	1,166,189
PG&E Corp.	25,351	435,530
Pinnacle West Capital Corp.	8,091	770,668
		6,185,284
Electrical Equipment - 1.4%
AMETEK, Inc.	4,454	766,711

	Shares/ Principal	Fair Value

Electrical Equipment (continued)
Eaton Corp. PLC	7,165	$1,947,662
GE Vernova, Inc.	1,285	392,285
		3,106,658
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp., Class A	20,560	1,348,530
Badger Meter, Inc.	414	78,764
Corning, Inc.	3,448	157,849
Flex Ltd. *	5,804	191,996
Insight Enterprises, Inc. *	740	110,993
Keysight Technologies, Inc. *	3,546	531,084
TD SYNNEX Corp.	872	90,653
TE Connectivity PLC	1,505	212,687
Trimble, Inc. *	2,164	142,067
		2,864,623
Energy Equipment & Services - 0.6%
Flowco Holdings, Inc., Class A *	2,668	68,434
Halliburton Co.	38,924	987,502
Schlumberger NV	5,937	248,167
TechnipFMC PLC	1,152	36,507
		1,340,610
Entertainment - 0.5%
Electronic Arts, Inc.	179	25,869
Netflix, Inc. *	62	57,817
Walt Disney Co. (The)	10,402	1,026,677
		1,110,363
Financial Services - 3.5%
Berkshire Hathaway, Inc., Class B *	12,312	6,557,125
Essent Group Ltd.	739	42,655
Global Payments, Inc.	263	25,753
PayPal Holdings, Inc. *	5,711	372,643
Remitly Global, Inc. *	1,604	33,363
Visa, Inc., Class A	2,184	765,405
		7,796,944
Food Products - 0.8%
Bunge Global SA	1,006	76,878
Ingredion, Inc.	5,616	759,339
Seaboard Corp.	41	110,582
Tyson Foods, Inc., Class A	11,565	737,963
		1,684,762
Ground Transportation - 0.6%
CSX Corp.	27,862	819,979
Knight-Swift Transportation Holdings, Inc.	8,797	382,581
Lyft, Inc., Class A *	2,248	26,684
Union Pacific Corp.	677	159,934
		1,389,178
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	13,346	1,770,347
Align Technology, Inc. *	552	87,690

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	713	$163,320
Beta Bionics, Inc. *	3,136	38,384
Boston Scientific Corp. *	19,383	1,955,357
Cooper Cos., Inc. (The) *	291	24,546
Dexcom, Inc. *	1,813	123,810
Edwards Lifesciences Corp. *	7,890	571,867
Medtronic PLC	22,837	2,052,133
STERIS PLC	1,615	366,040
Stryker Corp.	1,724	641,759
		7,795,253
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc. *	3,056	92,658
Cardinal Health, Inc.	1,383	190,536
Centene Corp. *	16,548	1,004,629
Cigna Group (The)	2,207	726,103
CVS Health Corp.	2,423	164,158
Elevance Health, Inc.	1,976	859,481
Encompass Health Corp.	5,980	605,654
HCA Healthcare, Inc.	2,517	869,749
McKesson Corp.	95	63,934
Quest Diagnostics, Inc.	988	167,170
Tenet Healthcare Corp. *	1,722	231,609
UnitedHealth Group, Inc.	8,061	4,221,949
Universal Health Services, Inc., Class B	2,744	515,598
		9,713,228
Health Care REITs - 0.7%
Ventas, Inc.	17,493	1,202,819
Welltower, Inc.	1,749	267,964
		1,470,783
Health Care Technology - 0.1%
Doximity, Inc., Class A *	1,687	97,897
Veeva Systems, Inc., Class A *	299	69,257
		167,154
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.	334	1,538,708
Domino's Pizza, Inc.	161	73,971
DoorDash, Inc., Class A *	3,314	605,700
Flutter Entertainment PLC *	361	79,980
Hilton Worldwide Holdings, Inc.	347	78,960
McDonald's Corp.	4,821	1,505,936
Texas Roadhouse, Inc.	1,609	268,108
Wyndham Hotels & Resorts, Inc.	2,801	253,518
		4,404,881
Household Durables - 1.2%
DR Horton, Inc.	4,493	571,195
Garmin Ltd.	3,088	670,497
Mohawk Industries, Inc. *	1,085	123,885
NVR, Inc. *	63	456,397
PulteGroup, Inc.	1,656	170,237

	Shares/ Principal	Fair Value

Household Durables (continued)
Taylor Morrison Home Corp. *	3,120	$187,325
Toll Brothers, Inc.	3,518	371,466
		2,551,002
Household Products - 2.2%
Colgate-Palmolive Co.	20,170	1,889,929
Procter & Gamble Co. (The)	16,160	2,753,987
Spectrum Brands Holdings, Inc.	1,705	121,993
		4,765,909
Industrial Conglomerates - 0.7%
3M Co.	2,918	428,537
Honeywell International, Inc.	5,500	1,164,625
		1,593,162
Industrial REITs - 0.5%
Americold Realty Trust, Inc.	3,486	74,810
First Industrial Realty Trust, Inc.	6,390	344,804
Prologis, Inc.	5,788	647,040
		1,066,654
Insurance - 4.2%
Aflac, Inc.	967	107,521
Allstate Corp. (The)	6,102	1,263,541
Aon PLC, Class A	1,394	556,331
Arthur J Gallagher & Co.	582	200,930
Axis Capital Holdings Ltd.	1,318	132,116
CNA Financial Corp.	3,398	172,584
Fidelity National Financial, Inc.	537	34,948
First American Financial Corp.	643	42,200
Globe Life, Inc.	3,900	513,708
Hanover Insurance Group, Inc. (The)	2,904	505,151
Hartford Financial Services Group, Inc. (The)	6,039	747,206
Old Republic International Corp.	1,569	61,536
Progressive Corp. (The)	2,410	682,054
Reinsurance Group of America, Inc.	1,412	278,023
Travelers Cos., Inc. (The)	8,712	2,303,976
Unum Group	13,928	1,134,575
W R Berkley Corp.	7,006	498,547
		9,234,947
Interactive Media & Services - 0.4%
Alphabet, Inc., Class A	4,163	643,767
Meta Platforms, Inc., Class A	381	219,593
Pinterest, Inc., Class A *	3,859	119,629
		982,989
IT Services - 1.6%
Accenture PLC, Class A	7,591	2,368,696
DXC Technology Co. *	2,724	46,444
International Business Machines Corp.	4,255	1,058,048
		3,473,188
Leisure Products - 0.0%†
Hasbro, Inc.	547	33,635

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	2,997	$350,589
Danaher Corp.	5,071	1,039,555
Mettler-Toledo International, Inc. *	126	148,795
Thermo Fisher Scientific, Inc.	3,848	1,914,765
		3,453,704
Machinery - 3.0%
Caterpillar, Inc.	3,822	1,260,496
Cummins, Inc.	2,559	802,093
Dover Corp.	1,602	281,439
Federal Signal Corp.	272	20,006
Flowserve Corp.	11,956	583,931
Illinois Tool Works, Inc.	2,680	664,667
PACCAR, Inc.	379	36,903
Parker-Hannifin Corp.	3,271	1,988,277
Pentair PLC	7,004	612,710
Westinghouse Air Brake Technologies Corp.	2,621	475,318
		6,725,840
Media - 1.4%
Comcast Corp., Class A	63,616	2,347,430
Fox Corp., Class A	6,975	394,785
Fox Corp., Class B	1,783	93,982
New York Times Co. (The), Class A	4,896	242,842
Omnicom Group, Inc.	923	76,526
		3,155,565
Metals & Mining - 1.1%
Alcoa Corp.	1,794	54,717
Freeport-McMoRan, Inc.	22,618	856,317
Newmont Corp.	7,624	368,087
Nucor Corp.	8,753	1,053,336
		2,332,457
Multi-Utilities - 1.4%
Black Hills Corp.	1,132	68,656
CMS Energy Corp.	18,834	1,414,622
Consolidated Edison, Inc.	11,540	1,276,208
NiSource, Inc.	5,557	222,780
Public Service Enterprise Group, Inc.	1,600	131,680
		3,113,946
Oil, Gas & Consumable Fuels - 6.3%
Antero Resources Corp. *	719	29,076
Cheniere Energy, Inc.	3,753	868,444
Chevron Corp.	15,048	2,517,380
Civitas Resources, Inc.	5,109	178,253
ConocoPhillips	15,101	1,585,907
Devon Energy Corp.	41,828	1,564,367
EOG Resources, Inc.	943	120,930
Exxon Mobil Corp.	31,143	3,703,837
Kinder Morgan, Inc.	4,622	131,866
Marathon Petroleum Corp.	5,551	808,725
ONEOK, Inc.	446	44,252

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.	7,143	$305,721
Targa Resources Corp.	2,487	498,569
Valero Energy Corp.	4,772	630,238
Williams Cos., Inc. (The)	15,158	905,842
		13,893,407
Passenger Airlines - 0.4%
Delta Air Lines, Inc.	16,416	715,737
United Airlines Holdings, Inc. *	2,497	172,418
		888,155
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	12,245	746,823
Johnson & Johnson	14,268	2,366,205
Merck & Co., Inc.	5,028	451,313
Pfizer, Inc.	79,765	2,021,245
Zoetis, Inc.	2,251	370,627
		5,956,213
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	639	66,827
CACI International, Inc., Class A *	541	198,504
Equifax, Inc.	773	188,272
Leidos Holdings, Inc.	1,031	139,123
ManpowerGroup, Inc.	978	56,607
Robert Half, Inc.	1,801	98,244
		747,577
Real Estate Management & Development - 0.0%†
Zillow Group, Inc., Class A *	415	27,747
Retail REITs - 1.6%
Brixmor Property Group, Inc.	18,875	501,131
Kimco Realty Corp.	53,864	1,144,071
NNN REIT, Inc.	10,178	434,092
Simon Property XPGroup, Inc.	9,260	1,537,901
		3,617,195
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. *	6,731	691,543
Analog Devices, Inc.	1,129	227,685
Intel Corp.	33,283	755,857
KLA Corp.	151	102,650
LAM Research Corp.	5,908	429,512
Marvell Technology, Inc.	12,840	790,559
Micron Technology, Inc.	6,973	605,884
NVIDIA Corp.	3,456	374,561
Onto Innovation, Inc. *	878	106,537
QUALCOMM, Inc.	4,722	725,346
Texas Instruments, Inc.	5,294	951,332
		5,761,466
Software - 1.9%
Adobe, Inc. *	2,130	816,919
Autodesk, Inc. *	2,386	624,655

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Software (continued)
Cadence Design Systems, Inc. *	170	$43,236
Datadog, Inc., Class A *	461	45,736
Elastic NV *	1,382	123,136
Fair Isaac Corp. *	132	243,429
Fortinet, Inc. *	7,131	686,430
HubSpot, Inc. *	85	48,560
Microsoft Corp.	2,924	1,097,640
MicroStrategy, Inc., Class A *	264	76,103
Qualys, Inc. *	401	50,498
RingCentral, Inc., Class A *	1,419	35,134
SailPoint, Inc. *	1,959	36,731
Salesforce, Inc.	196	52,599
ServiceNow, Inc. *	211	167,986
Varonis Systems, Inc. *	2,074	83,893
		4,232,685
Specialized REITs - 2.2%
CubeSmart	27,749	1,185,160
Digital Realty Trust, Inc.	4,807	688,795
Equinix, Inc.	1,422	1,159,428
Extra Space Storage, Inc.	3,730	553,868
Iron Mountain, Inc.	7,771	668,617
Lamar Advertising Co., Class A	1,881	214,020
Public Storage	1,288	385,485
		4,855,373
Specialty Retail - 1.7%
AutoNation, Inc. *	1,141	184,751
Bath & Body Works, Inc.	4,242	128,617
Best Buy Co., Inc.	1,936	142,509
Five Below, Inc. *	837	62,712
Floor & Decor Holdings, Inc., Class A *	512	41,201
Home Depot, Inc. (The)	4,338	1,589,834
Lithia Motors, Inc., Class A	954	280,037
Penske Automotive Group, Inc.	2,496	359,374
TJX Cos., Inc. (The)	7,370	897,666
Urban Outfitters, Inc. *	2,964	155,313
		3,842,014
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	2,393	531,557
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. *	474	52,998
Ralph Lauren Corp.	2,082	459,581
Under Armour, Inc., Class C *	1,671	9,942
		522,521
Tobacco - 1.3%
Altria Group, Inc.	3,370	202,267
Philip Morris International, Inc.	16,620	2,638,093
		2,840,360
Trading Companies & Distributors - 0.3%
Ferguson Enterprises, Inc.	2,476	396,729

	Shares/ Principal	Fair Value

Trading Companies & Distributors (continued)
Watsco, Inc.	195	$99,119
WESCO International, Inc.	984	152,815
		648,663
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	1,729	461,142
Total Common Stocks
(Cost - $196,058,010)		218,523,150
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(a) (Cost - $3,025,863)	3,025,863	3,025,863
Total Short-Term Investments (Cost - $3,025,863)		3,025,863
Total Investments - 100.1%
(Cost - $199,083,873)		$221,549,013
Other Assets Less Liabilities - Net (0.1)%		(260,794)
Total Net Assets - 100.0%		$221,288,219

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	12	6/20/2025	$3,391,950	$(33,581)